Supplementary Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplementary Cash Flow Information
Equipment acquired under capital lease obligations	$ 8.4	$ 40.8	$ 1.8
Software acquired under license agreements	14.8	$ 8.5
Software acquired through vendor financing arrangement	$ 52.2